Share-Based Compensation - Summary of Activities for Restricted Shares Units (Details) - Restricted Share Units - Employees, Directors and Non-employee Directors - $ / shares shares in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options Outstanding
Balance at the beginning of the period (in shares)		17,155	15,373	1,378
Granted (in shares)	[1]	7,196	9,725	14,875
Vested (in shares)		(5,107)	(5,183)	(880)
Cancelled/forfeited (in shares)		(3,060)	(2,760)
Balance at the end of the period (in shares)		16,184	17,155	15,373
Weighted-Average Grant Date Fair Value
Balance at the beginning of the period (in dollars per share)		$ 1.05	$ 1.01	$ 3.17
Granted (in dollars per share)	[1]	3.52	1.13	1.00
Vested (in dollars per share)		1.20	1.11	4.23
Cancelled (in dollars per share)		1.78	0.97
Balance at the end of the period (in dollars per share)		$ 1.97	$ 1.05	$ 1.01

[1]	No restricted share units were granted to non-employee directors for the years presented.